Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Non-Current Trade and Other Receivables

NON-CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2018	2017
Cash deposits for guarantees	197	209
Loans to customers	45	13
Deferred collection on disposals	53	11
Tax receivable, other than income tax	139	68
Trade and other receivables	335	533

	769	834

Schedule of Current Trade and Other Receivables

CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2018	2017
Trade receivables and accrued income	4 412	4 752
Interest receivable	19	6
Tax receivable, other than income tax	378	368
Loans to customers	143	166
Prepaid expenses	329	428
Other receivables	1 094	846

	6 375	6 566

Schedule of Trade Receivables and Other Receivables

The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current loans to customers can be detailed as follows for 2018 and 2017 respectively:

	Net carrying amount as of 31 December 2018	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 412	4 092	239	52	20	9
Loans to customers	188	176	4	5	3	—
Interest receivable	19	19	—	—	—	—
Other receivables	1 094	1 051	13	26	4	—

	5 713	5 338	256	83	27	9

	Net carrying amount as of 31 December 2017	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 752	4 369	265	47	40	31
Loans to customers	179	179	—	—	—	—
Interest receivable	6	6	—	—	—	—
Other receivables	846	803	19	6	14	4

	5 783	5 357	284	53	54	35